Leases (Details) - Schedule of Rental Expense - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Rental Expense [Abstract]
Operating lease cost	¥ 286,515,922	¥ 254,209,990
Variable lease cost	22,674,718	(3,718,849)
Short-term lease cost	200,918	113,048
Total rental expense	¥ 309,391,558	¥ 250,604,189